CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Changes in the Allowance for Doubtful Accounts of Receivables from Financing Activities (Details) - Loans to consumers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
At January 1,	€ 11,204	€ 13,195
Changes in allowance account for credit losses of financial assets [abstract]
Additional provisions	3,064	2,737
Utilizations	(2,587)	(4,507)
Releases	(2,470)	(1,270)
Other changes	739	1,049
At December 31,	€ 9,950	€ 11,204